Debt - Senior indebtedness (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt
Principal balance	$ 1,740,752	$ 6,653,292	$ 11,688,979
Plus: End of term fee		534,237	952,416
Less: Debt issuance costs		(12,500)
Total senior debt	$ 1,740,752	$ 7,175,029	$ 13,742,970